OPERATING EXPENSES - Cost of equipment (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost of equipment
Inventory balance at the beginning of the year	$ (89,753)	$ (94,236)	$ (61,891)
Plus:
Acquisitions through business combination	(53,222)
Purchases	(246,957)	(272,780)	(383,360)
Others	7,534	18,047	32,816
Less:
Inventory balance at the end of the year	93,730	89,753	94,236
Cost of equipment	$ (288,668)	$ (259,216)	$ (318,199)